Condensed Statements of Operations and Comprehensive Loss (Unaudited) (Q3) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Operating expenses:
Research and development expenses	$ 317,684	$ 6,913,171	$ 15,583,565	$ 23,477,971
General and administrative expenses	3,286,891	3,990,283	11,303,446	12,365,509
Restructuring expenses	847,852	0	7,494,094	0
Impairment charges	0	0	2,672,581	0
Total operating expenses	4,452,427	10,903,454	37,053,686	35,843,480
Loss from operations	(4,452,427)	(10,903,454)	(37,053,686)	(35,843,480)
Other income (expense):
Interest income	187,256	214,064	696,035	479,297
Interest expense	0	(592,089)	(1,425,255)	(1,591,998)
Net loss	(4,265,171)	(11,281,479)	(37,782,906)	(36,956,181)
Comprehensive loss	$ (4,265,171)	$ (11,281,479)	$ (37,782,906)	$ (36,956,181)
Loss per share basic and diluted (in dollars per share)	$ (0.14)	$ (0.37)	$ (1.21)	$ (1.23)
Weighted average common shares outstanding basic and diluted (in shares)	31,328,128	30,852,514	31,198,804	30,091,640